Supplementary Oil And Gas Information (Costs Related To Unproved Properties) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Acquisition Costs, Cumulative	$ 5,991
Exploration Costs, Cumulative	142
Capitalized Costs of Unproved Properties Excluded from Amortization, Cumulative, Total	6,133
CurrentYear [member]
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Acquisition Costs, Cumulative	5,474
Exploration Costs, Cumulative	51
Capitalized Costs of Unproved Properties Excluded from Amortization, Cumulative, Total	5,525
PriorYear [member]
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Acquisition Costs, Cumulative	140
Exploration Costs, Cumulative	41
Capitalized Costs of Unproved Properties Excluded from Amortization, Cumulative, Total	181
Second Prior Year [member]
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Acquisition Costs, Cumulative	124
Exploration Costs, Cumulative	31
Capitalized Costs of Unproved Properties Excluded from Amortization, Cumulative, Total	155
Third Prior Year and Previous [member]
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Acquisition Costs, Cumulative	253
Exploration Costs, Cumulative	19
Capitalized Costs of Unproved Properties Excluded from Amortization, Cumulative, Total	$ 272